Stock-Based Compensation (Details 7) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2005	Jun. 30, 2013	Dec. 31, 2012
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	$ 19,199	$ 34,024	$ 29,647
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	6,807,169
Weighted-Average Exercise Price (in dollars per share)	$ 31.17
Long-Term Performance Based Plans
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	$ 11,851	$ 26,456	14,901
LTIP 2005
2005 LTIP Terms
Awards vesting period				7 years
Percentage awards vesting per annum during first four years				10.00%
Percentage awards vesting per annum after first four years				20.00%
LTIP 2008
Share-based compensation additional disclosures
Portion vested (as a percent)					100.00%
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized			$ 2,719
2013 LTIP
Share-based compensation additional disclosures
Portion vested (as a percent)	20.00%
Percentage of performance goals probable of achievement	30.00%	10.00%	20.00%
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	$ 10,157	$ 12,361	$ 8,137
Other Employee Performance Awards
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	1,694	$ 14,095	$ 4,045
DISH Network Awards | 2013 LTIP
Estimated Remaining Non-Cash, Stock-Based Compensation Expense
Expense estimated to be recognized during 2015	7,112
Estimated contingent expense subsequent to 2015	39,218
Total estimated remaining expense over the term of plan	46,330
DISH Network Awards | Other Employee Performance Awards
Estimated Remaining Non-Cash, Stock-Based Compensation Expense
Estimated contingent expense subsequent to 2015	36,087
Total estimated remaining expense over the term of plan	$ 36,087
Stock Options | DISH Network Awards
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	6,807,169	10,214,344	11,938,090			13,018,490
Weighted-Average Exercise Price (in dollars per share)	$ 31.17	$ 25.29	$ 22.49			$ 18.99
Stock Options | DISH Network Awards | Long-Term Performance Based Plans
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	3,904,500	5,926,500	6,468,500
Weighted-Average Exercise Price (in dollars per share)	$ 28.03	$ 25.15	$ 24.92
Stock Options | DISH Network Awards | 2013 LTIP
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	1,564,500
Weighted-Average Exercise Price (in dollars per share)	$ 42.63
Stock Options | DISH Network Awards | Other Employee Performance Awards
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	2,340,000
Weighted-Average Exercise Price (in dollars per share)	$ 18.27
Stock Options | EchoStar awards
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	44,548
Restricted Stock Units | DISH Network Awards
Outstanding awards pursuant to performance-based stock incentive plans
Restricted Performance Units (in shares)	1,382,250	1,731,332	1,863,165			1,076,748
Restricted Stock Units | DISH Network Awards | 2013 LTIP
Outstanding awards pursuant to performance-based stock incentive plans
Restricted Performance Units (in shares)	782,250
Restricted Stock Units | DISH Network Awards | Other Employee Performance Awards
Outstanding awards pursuant to performance-based stock incentive plans
Restricted Performance Units (in shares)	600,000
Restricted Stock Units | DISH Network Awards | Held by DISH DBS employees
Outstanding awards pursuant to performance-based stock incentive plans
Restricted Performance Units (in shares)	1,382,250